Note 1 - Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2023	2022	2021

Basic weighted average shares outstanding	5,600,964	5,592,668	5,584,396
Dilutive effect of stock options	-	-	87

Dilutive weighted average shares outstanding	5,600,964	5,592,668	5,584,483

Net income	$1,854	$9,620	$7,494

Net income per share-basic	$0.33	$1.72	$1.34
Net income per share-diluted	$0.33	$1.72	$1.34

Accounting Standards Update and Change in Accounting Principle [Table Text Block]
	December 31, 2022	Impact of FASB ASU	January 1, 2023
	(as reported)	2016-13 Adoption	(adjusted)
Assets:
ACL	$(5,264)	$(634)	$(5,898)
Deferred tax assets, net	29,574	327	29,901
Liabilities:
ACL on off-balance sheet exposures	-	677 [2]	677
Shareholders' equity:
Retained earnings	$102,525	$(984)	$101,541